United
                    Municipal
                    Bond Fund,
                    Inc.

                    SEMIANNUAL
                    REPORT
                    ---------------------------------------
                    For the six months ended March 31, 1998

This report is submitted for the general information of the shareholders of United Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal Bond Fund, Inc. current prospectus.

PRESIDENT'S LETTER

MARCH 31, 1998



Dear Shareholder:

As Waddell & Reed celebrates its 60th anniversary in the financial services industry, I would like to thank you for your continued confidence in our products and services. Since we opened our doors in 1937, our goal has been and continues to be to provide the best service possible to our shareholders. This commitment is reflected in every area of our organization: starting with your financial advisor and continuing with our investment management and customer service people of our affiliated companies.

Your confidence in the success of the products and services offered by Waddell & Reed and its affiliates is reflected in the growth the Funds have experienced over our 60 years. Total mutual fund assets under management reached the $1 billion mark in 1961, and over the $5 billion mark in 1985. As of March 31, 1998, mutual fund assets under management totaled more than $22.9 billion.

We look forward to helping you meet the financial goals that are important to you, now and for many years to come. Should you have any questions about your account or other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office. They're ready to help you make the most of your financial future.


Respectfully,
Keith A. Tucker
President

SHAREHOLDER SUMMARY

--------------------------------------------------------------
United Municipal Bond Fund, Inc.

PORTFOLIO STRATEGY:
Minimum 80% investment     OBJECTIVE:   Income not subject to Federal
quality Municipal Bonds                 income taxation. (Income may be subject
                                        to state and local
                                        taxes and a portion may be
Maximum 10% Non-Municipal               subject to Federal taxes,
Bond Debt Securities                    including alternative
                                        minimum tax.)
May own 25% or more
Industrial Revenue Bonds    STRATEGY:   Invests in municipal bonds
                                        (debt securities the interest on which
                                        is generally exempt from Federal income
                                        tax).

                             FOUNDED:   1976

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY


             PER SHARE DATA
For the Six Months Ended March 31, 1998
---------------------------------------
DIVIDENDS PAID                   $0.19
                                 =====

CAPITAL GAINS DISTRIBUTION       $0.09
                                 =====

NET ASSET VALUE ON
    3/31/98 $7.47 adjusted to:   $7.56  (A)
    9/30/97                       7.47
                                 -----
CHANGE PER SHARE                 $0.09
                                 =====

 (A) This number includes the capital gains distribution of $0.09 paid in December 1997 added to the actual net asset value on March 31, 1998.

Past performance is not necessarily indicative of future results.


                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                      -----------    -----------
 1-year period ended 3-31-98                     5.93%         10.63%
 5-year period ended 3-31-98                     6.06%          6.99%
10-year period ended 3-31-98                     8.58%          9.05%

 *Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS


On March 31, 1998, United Municipal Bond Fund, Inc. had net assets totaling $967,347,212 invested in a diversified portfolio.

As a shareholder of United Municipal Bond Fund, Inc., for every $100 you had invested on March 31, 1998, your Fund owned:

 $16.40  Airport Revenue Bonds
  16.40  Public Power Revenue Bonds
  13.26  Hospital Revenue Bonds
  11.31  Other Municipal Bonds
  11.10  Housing Revenue Bonds
   8.20  Derivative Bonds
   5.63  Student Loan Bonds
   5.50  Industrial Revenue/Pollution Control Revenue Bonds
   4.78  Resource Recovery Bonds
   3.89  Lease/Certificates of Participation Bonds
   2.98  Water and Sewer Revenue Bonds
   0.55  Cash and Cash Equivalents





                    1998 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  5%    6%    7%    8%

$      0- 42,350  $      0- 25,350          15%  5.88  7.06  8.24  9.41

$ 42,351-102,300  $ 25,351- 61,400          28%  6.94  8.33  9.72 11.11

$102,301-155,950  $ 61,401-128,100          31%  7.25  8.70 10.14 11.59

$155,951-278,450  $128,101-278,450          36%  7.81  9.38 10.94 12.50

$278,451 and above$278,451 and above      39.6%  8.28  9.93 11.59 13.25

*Table is for illustration only and does not represent the actual performance of United Municipal Bond Fund, Inc.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS
ALASKA - 3.05%
 City of Valdez, Alaska, Marine
   Terminal Revenue Refunding Bonds
   (BP Pipelines (Alaska) Inc. Project),
   Series 1993A,
   5.85%, 8-1-2025 .......................   $28,650   $ 29,509,500

ARKANSAS - 0.68%
 Arkansas Development Finance Authority:
   Home Mortgage Revenue Bonds,
   1998 Series A (Non-AMT),
   5.15%, 7-1-2017 .......................     3,500      3,469,375
   Single Family Mortgage Revenue Bonds
   (Access Program), 1995 Series F (AMT),
   7.45%, 1-1-2027 .......................     1,690      1,886,463
 City of Gurdon, Arkansas, Pollution Control
   Revenue Refunding Bonds,
   1998 Series A (Non-AMT),
   5.375%, 3-1-2020 ......................     1,250      1,256,250
   Total .................................                6,612,088

CALIFORNIA - 10.02%
 California Statewide Communities Development
   Authority:
   Special Facilities Lease Revenue Bonds,
   1997 Series A (United Air Lines, Inc.-San
   Francisco International Airport Projects),
   5.7%, 10-1-2033 .......................    20,900     21,135,125
   Hospital Revenue Certificates
   of Participation,
   Series 1992,
   Cedars-Sinai Medical Center,
   6.5%, 8-1-2012 ........................     5,200      6,019,000
   Hospital Refunding Revenue Certificates of
   Participation, Series 1993,
   Cedars-Sinai Medical Center:
   Inverse Floating Rate Securities (INFLOS),
   7.119%, 11-1-2015 (A) .................     3,000      2,962,500
   Linked Inverse Floating Rate Security,
   5.4%, 11-1-2015 .......................       500        501,875


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
 Southern California Public Power Authority:
   Palo Verde Project, Power Project
   Revenue Bonds, 1993 Subordinate Refunding
   Series, Linked Inverse Floating Rate Security,
   5.35%, 7-1-2012 .......................   $10,000    $10,337,500
   Multiple Project Revenue Bonds, 1989 Series,
   6.75%, 7-1-2012 .......................     3,455      4,063,944
   Mead-Adelanto Project Revenue Bonds,
   1994 Series A, Linked Inverse Floating
   Rate Security,
   5.15%, 7-1-2015 .......................     2,800      2,828,000
   Mead-Phoenix Project Revenue Bonds,
   1994 Series A, Linked Inverse Floating
   Rate Security,
   5.15%, 7-1-2015 .......................     2,600      2,613,000
 Transmission Agency of Northern California,
   California-Oregon Transmission Project
   Revenue Bonds, 1990 Series A,
   7.0%, 5-1-2013 ........................    12,000     14,670,000
 County of San Bernardino, California,
   Certificates of Participation (1992 Justice
   Center/Airport Improvements Refunding
   Project), Inland Empire Public Facilities
   Corporation, Short/RITES Certificates,
   6.95%, 7-1-2016 (B) ...................     9,500      9,796,875
 California Rural Home Mortgage Finance
   Authority, Single Family Mortgage
   Revenue Bonds (Mortgage-Backed Securities
   Program):
   1998 Series A,
   5.75%, 12-1-2029 ......................     3,500      3,819,375
   1997 Series C,
   5.5%, 3-1-2029 ........................     2,230      2,505,963
   1995 Series B,
   7.75%, 9-1-2026 .......................     1,670      1,978,950
 Inland Empire Solid Waste Financing Authority,
   Revenue Bonds, 1996 Series B (Landfill
   Improvement Financing Project),
   6.25%, 8-1-2011 .......................     5,000      5,575,000
 Delta Counties Home Mortgage Finance Authority,
   Single Family Mortgage Revenue Bonds
   (Mortgage-Backed Securities Program),
   1998 Series A,
   5.2%, 12-1-2014 .......................     3,110      3,102,225


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
 Sacramento Municipal Utility District,
   Electric Revenue Refunding Bonds,
   1993 Series G,
   6.5%, 9-1-2013 ........................   $ 2,500   $  2,943,750
 Intermodal Container Transfer Facility,
   Joint Powers Authority, Intermodal
   Container Transfer Facility Refunding
   Revenue Bonds, 1989 Series A,
   7.7%, 11-1-2014 .......................     2,000      2,095,000
   Total .................................               96,948,082

COLORADO - 7.74%
 City and County of Denver, Colorado,
   Airport System Revenue Bonds:
   Series 1991D,
   7.75%, 11-15-2013 .....................    11,905     15,015,181
   Series 1992B,
   7.25%, 11-15-2023 .....................    11,990     13,353,863
   Series 1992C,
   6.75%, 11-15-2013 .....................    10,080     10,974,600
   Series 1997E,
   6.0%, 11-15-2013 ......................     4,000      4,530,000
   Series 1994A,
   7.5%, 11-15-2023 ......................     1,655      1,903,250
 Colorado Housing and Finance Authority:
   Single Family Program Senior and Subordinate
   Bonds:
   1996 Series B-1,
   7.65%, 11-1-2026 ......................     2,750      3,104,063
   1997 Series C-2,
   6.875%, 11-1-2028 .....................     2,500      2,781,250
   1997 Series A-2,
   7.25%, 5-1-2027 .......................     2,000      2,277,500
   1996 Series C-1,
   7.55%, 11-1-2027 ......................     1,580      1,795,275
   1998 Series A-3,
   6.5%, 5-1-2016 ........................     1,000      1,093,750
   Single Family Program Senior Bonds:
   1995 Series D-1,
   7.375%, 6-1-2026 ......................     4,035      4,493,981
   1996 Series A-1,
   7.4%, 11-1-2027 .......................     3,735      4,178,531
 Colorado Student Obligation Bond Authority,
   Student Loan Asset-Backed Obligations,
   Senior Subordinate, 1995 Series II-B,
   6.2%, 12-1-2008 .......................     8,000      8,390,000


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO (Continued)
 Highlands Ranch Metropolitan District No. 3,
   Douglas County, Colorado,
   General Obligation Bonds, Series 1998A,
   5.125%, 12-1-2012 .....................   $ 1,000   $    987,500
   Total .................................               74,878,744

CONNECTICUT - 2.43%
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-2014 ........................    13,750     13,698,438
 Bristol Resources Recovery Facility,
   Operating Committee, Solid Waste Revenue
   Refunding Bonds (Ogden Martin Systems of
   Bristol, Inc. Project--1995 Series),
   6.5%, 7-1-2014 ........................     7,000      7,691,250
 Connecticut Development Authority, Water
   Facilities Revenue Bonds (Bridgeport
   Hydraulic Company Project-1995 Series),
   6.15%, 4-1-2035 .......................     2,000      2,132,500
   Total .................................               23,522,188

FLORIDA - 0.57%
 Pasco County, Florida, Solid Waste Disposal
   and Resource Recovery System, Revenue
   Bonds, Series 1998,
   6.0%, 4-1-2011 ........................     4,930      5,478,462

GEORGIA - 3.05%
 Municipal Electric Authority of Georgia:
   Project One Special Obligation Bonds,
   Fifth Crossover Series,
   6.4%, 1-1-2013 ........................    15,500     17,999,375
   General Power Revenue Bonds,
   1992B Series,
   8.25%, 1-1-2011 .......................     8,700     11,494,875
   Total .................................               29,494,250

HAWAII - 2.46%
 State of Hawaii, Airports System Revenue
   Bonds, Second Series of 1991,
   6.9%, 7-1-2012 ........................    20,195     23,830,100


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
IDAHO - 0.75%
 Idaho Health Facilities Authority, Hospital
   Revenue Refunding Bonds, Series 1992
   (IHC Hospitals, Inc.), Indexed Inverse
   Floating/Fixed Term Bonds,
   8.35%, 2-15-2021 (A) ..................   $ 6,000   $  7,207,500

ILLINOIS - 2.36%
 City of Chicago, Chicago-O'Hare
   International Airport:
   General Airport Second Lien Revenue
   Refunding Bonds, 1993 Series C,
   5.0%, 1-1-2011 ........................     5,590      5,617,950
   General Airport Revenue Refunding
   Bonds, 1993 Series A,
   5.0%, 1-1-2012 ........................     3,000      2,977,500
 Illinois Health Facilities Authority:
   (Lutheran General HealthSystem),
   Indexed Inverse Floating Rate
   Revenue Bonds, Series 1993B,
   7.02%, 4-1-2014 (A) ...................     4,100      4,622,750
   Revenue Bonds, Series 1997 (Victory
   Health Services),
   5.375%, 8-15-2016 .....................     3,000      2,973,750
 City of Chicago, Collateralized Single
   Family Mortgage Revenue Bonds,
   Series 1998A-1,
   6.45%, 9-1-2029 .......................     2,500      2,718,750
   Series 1997-B,
   6.95%, 9-1-2028 .......................     2,000      2,245,000
 City of Peoria, City of Moline and City
   of Freeport, Illinois, Collateralized
   Single Family Mortgage Revenue Bonds,
   Series 1995-A,
   7.6%, 4-1-2027 ........................     1,490      1,668,800
   Total .................................               22,824,500

INDIANA - 4.95%
 Indiana State Office Building Commission,
   Capitol Complex Revenue Bonds:
   Series 1990B (State Office Building
   I Facility),
   7.4%, 7-1-2015 ........................     8,000     10,170,000
   Series 1990A (Senate Avenue Parking Facility),
   7.4%, 7-1-2015 ........................     4,775      6,070,219


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
INDIANA (Continued)
 Indiana Transportation Finance Authority,
   Highway Revenue Bonds, Series 1990A,
   7.25%, 6-1-2015 .......................   $ 9,000   $ 11,193,750
 Indianapolis Airport Authority,
   Special Facility Revenue Bonds, Series 1995 A
   (United Air Lines, Inc., Indianapolis
   Maintenance Center Project),
   6.5%, 11-15-2031 ......................     8,550      9,276,750
 East Chicago Elementary School Building
   Corporation (Lake County, Indiana), First
   Mortgage Refunding Bonds, Series 1996,
   6.25%, 1-5-2016 .......................     7,655      8,793,681
 Indiana Health Facility Financing Authority,
   Hospital Revenue Refunding Bonds, Series 1992
   (The Methodist Hospitals, Inc.),
   6.75%, 9-15-2009 ......................     2,200      2,398,000
   Total .................................               47,902,400

KANSAS - 0.56%
 Sedgwick County, Kansas and Shawnee County,
   Kansas, Single Family Mortgage Revenue Bonds
   (Mortgage-Backed Securities Program),
   1997 Series A-1 (AMT),
   5.5%, 6-1-2029 ........................     4,775      5,359,937

KENTUCKY - 0.48%
 Kentucky Economic Development Finance
   Authority, Hospital Revenue Bonds,
   Baptist Healthcare System Issue,
   Series 1994,
   5.0%, 8-15-2015 .......................     4,650      4,603,500

LOUISIANA - 1.48%
 Parish of Jefferson Home Mortgage Authority,
   Tax-Exempt Agency Mortgage-Backed
   Securities, Series 1994A,
   7.55%, 12-1-2026 ......................     5,495      6,793,194
 City of Shreveport, State of Louisiana,
   Airport System PFC Revenue Bonds, Series
   1997B (AMT-Subject),
   5.0%, 1-1-2015 ........................     3,165      3,062,137
 Parish of East Baton Rouge, State of
   Louisiana, Refunding Revenue Bonds
   (Georgia-Pacific Corporation Project),
   Series 1998,
   5.35%, 9-1-2011 .......................     3,000      3,003,750


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
LOUISIANA (Continued)
 Parish of Webster, Louisiana, Pollution
   Control Revenue Refunding Bonds,
   1998 Series B (non-AMT),
   5.2%, 3-1-2013 ........................   $ 1,435   $  1,442,175
   Total .................................               14,301,256

MASSACHUSETTS - 1.81%
 Massachusetts Housing Finance Agency,
   Single Family Housing Revenue Bonds,
   Series 57 (AMT),
   5.6%, 6-1-2030 ........................     5,000      5,068,750
 Massachusetts Municipal Wholesale Electric
   Company, A Public Corporation of the
   Commonwealth of Massachusetts, Power
   Supply System Revenue Bonds,
   1993 Series A:
   Inverse Floating Rate Security (INFLOS),
   6.87%, 7-1-2018 (A) ...................     2,500      2,553,125
   Periodic Auction Reset Security (PARS),
   4.03%, 7-1-2018 .......................     2,500      2,500,000
 Massachusetts Port Authority, Revenue
   Refunding Bonds, Series 1998-B (AMT),
   5.0%, 7-1-2016 ........................     3,560      3,448,750
 Massachusetts State College Building
   Authority, Project and Refunding
   Revenue Bonds, Senior Series 1994-A,
   7.5%, 5-1-2014 ........................     1,750      2,242,188
 Boston Water and Sewer Commission,
   General Revenue Bonds, 1992 Series A
   (Senior Series),
   5.75%, 11-1-2013 ......................     1,575      1,728,563
   Total .................................               17,541,376

MICHIGAN - 2.42%
 Michigan Strategic Fund, Limited Obligation
   Refunding Revenue Bonds (The Detroit Edison
   Company Pollution Control Bonds Project),
   Collateralized Series 1991 AA,
   6.95%, 5-1-2011 .......................     8,000      9,710,000
 City of Detroit, Michigan, Sewage Disposal
   System Revenue and Revenue Refunding Bonds,
   Series 1993-A, Inverse Floating Rate Security
   (INFLOS),
   7.618%, 7-1-2023 (A) ..................     5,000      5,368,750
 County of Kent, Michigan, Airport Revenue
   Bonds, Series 1998 (Kent County
   International Airport):
   5.0%, 1-1-2016 ........................     1,640      1,605,150
   5.0%, 1-1-2017 ........................     1,000        972,500


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MICHIGAN (Continued)
 Michigan State Hospital Finance Authority,
   Hospital Revenue and Refunding Bonds
   (Bay Medical Center), Series 1997A,
   5.375%, 7-1-2011 ......................   $ 2,190    $ 2,277,600
 School District of the City of Detroit,
   Wayne County, Michigan, School Building
   and Site Improvement and Refunding Bonds
   (Unlimited Tax General Obligation),
   Series 1993,
   5.0%, 5-1-2011 ........................     1,885      1,946,263
 Charter County of Wayne, Michigan, Detroit
   Metropolitan Wayne County Airport, Airport
   Revenue Bonds, Subordinate Lien,
   Series 1993B,
   5.25%, 12-1-2013 ......................     1,500      1,511,250
   Total .................................               23,391,513

MINNESOTA - 0.73%
 City of Rochester, Minnesota, Health
   Care Facilities Revenue Bonds (Mayo
   Foundation/Mayo Medical Center),
   Series 1992D, Indexed Inverse
   Floating/Fixed Term Bonds,
   7.7%, 11-15-2009 (A) ..................     4,500      5,056,875
 HealthSystem Minnesota, The Healthcare
   Network, City of St. Louis Park,
   Minnesota, Health Care Facilities Revenue
   Bonds (Healthsystem Minnesota Obligated
   Group), Series 1993B and 1993C,
   Relinked Inverse Floater,
   5.1%, 7-1-2013 ........................     2,000      2,005,000
   Total .................................                7,061,875

MISSISSIPPI - 2.31%
 Lowndes County, Mississippi, Solid Waste
   Disposal and Pollution Control
   Refunding Revenue Bonds (Weyerhaeuser
   Company Project), Series 1992B, Indexed
   Inverse Floating/Fixed Term Bonds,
   8.35%, 4-1-2022 (A) ...................    11,000     13,337,500
 Mississippi Higher Education Assistance
   Corporation, Student Loan Revenue Bonds,
   Subordinate Series 1996-C:
   6.75%, 9-1-2014 .......................     5,500      5,781,875
   6.7%, 9-1-2012 ........................     1,470      1,545,338


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSISSIPPI (Continued)
 Mississippi Home Corporation, Single Family
   Mortgage Revenue Bonds, Series 1996F (AMT),
   7.55%, 12-1-2027 ......................   $ 1,500   $  1,704,375
   Total .................................               22,369,088

MISSOURI - 2.98%
 Missouri Housing Development Commission,
   Single Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1995 Series C,
   7.25%, 9-1-2026 .......................     2,985      3,350,662
   1997 Series C-1 (Non-AMT),
   6.55%, 9-1-2028 .......................     2,000      2,215,000
   1996 Series C,
   7.45%, 9-1-2027 .......................     1,570      1,799,613
   1997 Series A-2,
   7.3%, 3-1-2028 ........................       970      1,107,013
 Health Facilities Revenue Bonds
   (Barnes-Jewish, Inc./Christian Health
   Services), Series 1993A:
   6.0%, 5-15-2011 .......................     3,000      3,322,500
   5.25%, 5-15-2014 ......................     2,900      3,026,875
 Health and Educational Facilities Authority
   of the State of Missouri, Health Facilities
   Revenue Bonds (BJC Health System),
   Series 1994A,
   6.75%, 5-15-2012 ......................     4,000      4,810,000
 The Industrial Development Authority of the
   City of Joplin, Missouri, Revenue Bonds
   (Catholic Health Initiatives), Series 1997A,
   5.125%, 12-1-2011 .....................     3,305      3,325,656
 Health and Educational Facilities Authority
   of the State of Missouri, Health Facilities
   Revenue Bonds (Freeman Health System Project),
   Series 1998,
   5.25%, 2-15-2018 ......................     2,460      2,410,800
 City of Fenton, Missouri, Public Facilties
   Authority, Leasehold Revenue Bonds,
   Series 1997 (City of Fenton, Missouri,
   Lessee),
   5.25%, 1-1-2018 .......................     2,000      1,957,500


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 Missouri Higher Education Loan Authority
   (A Public Instrumentality and Body
   Corporate and Politic of the State of
   Missouri), Student Loan Revenue Bonds,
   Subordinate Series 1994A,
   5.45%, 2-15-2009 ......................   $ 1,500   $  1,516,875
   Total .................................               28,842,494

NEBRASKA - 2.17%
 Nebraska Higher Education Loan Program,
   Inc., 1993-2 Series A-6 Junior
   Subordinate Bonds,
   6.4%, 6-1-2013 ........................    14,500     15,895,625
 Nebraska Investment Finance Authority,
   Revenue Bonds (Catholic Health Initiatives),
   Series 1997A:
   5.125%, 12-1-2011 .....................     3,255      3,311,963
   5.125%, 12-1-2017 .....................     1,825      1,795,344
   Total .................................               21,002,932

NEVADA - 0.32%
 Nevada Housing Division, Single Family
   Mortgage Bonds:
   1998 Series A-1 Mezzanine Bonds,
   5.35%, 4-1-2016 .......................     2,050      2,029,500
   1996 Series C Subordinate Bonds,
   6.35%, 4-1-2009 .......................       995      1,062,162
   Total .................................                3,091,662

NEW JERSEY - 1.97%
 The Union County Utilities Authority
   (New Jersey), Solid Waste System Revenue
   Bonds, 1991 Series A:
   6.95%, 6-15-2003 ......................     9,000      9,000,000
   7.15%, 6-15-2009 ......................     1,000      1,002,500
 The Hudson County Improvement Authority,
   Essential Purpose Pooled Governmental
   Loan Program Bonds, Series 1986,
   7.6%, 8-1-2025 ........................     5,125      5,567,031
 Middlesex County Utilities Authority,
   Sewer Revenue Refunding Bonds, Series
   1992A, Indexed Inverse Floating/Fixed
   Term Bonds,
   6.25%, 8-15-2010 ......................     3,000      3,461,250
   Total .................................               19,030,781


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
NEW MEXICO - 3.30%
 City of Albuquerque, New Mexico, Governmental Purpose
   Airport Refunding Revenue Bonds, Series 1989,
   6.5%, 7-1-2019 ........................   $15,350   $ 15,444,556
 New Mexico Educational Assistance
   Foundation, Student Loan Program Bonds:
   First Subordinate 1995 Series A-2:
   5.95%, 11-1-2007 ......................     2,740      2,866,725
   5.85%, 11-1-2006 ......................     1,575      1,641,937
   Second Subordinate 1996 Series A-3,
   6.75%, 11-1-2008 ......................     2,175      2,370,750
   First Subordinate 1996 Series A-2,
   6.2%, 11-1-2008 .......................     2,210      2,314,975
   Second Subordinate 1995 Series A-3,
   6.6%, 11-1-2010 .......................     1,415      1,464,525
 New Mexico Educational Assistance Foundation, Student
   Loan Purchase Bonds, Senior 1995 Series IV-A1,
   7.05%, 3-1-2010 .......................     5,310      5,814,450
   Total .................................               31,917,918

NEW YORK - 13.11%
 New York State Medical Care Facilities Finance Agency:
   Hospital Insured Mortgage Revenue Bonds,
   1994 Series A Refunding:
   5.375%, 2-15-2025 .....................    13,000     13,097,500
   5.25%, 8-15-2014 ......................    10,000     10,187,500
   5.5%, 8-15-2024 .......................    10,000     10,187,500
   Mental Health Services Facilities Improvement
   Revenue Bonds,1993 Series F Refunding,
   5.375%, 2-15-2014 .....................    12,000     12,150,000
 Dormitory Authority of the State of New York:
   City University System Consolidated Revenue
   Bonds, Series 1993F,
   5.0%, 7-1-2014 ........................     9,700      9,518,125
   City University System Consolidated Third General
   Resolution Revenue Bonds, 1998 Series 1,
   5.0%, 7-1-2016 ........................     3,000      2,932,500
   The New York and Presbyterian Hospital, FHA-Insured
   Mortgage Hospital Revenue Bonds, Series 1998,
   4.75%, 2-1-2012 .......................     2,715      2,643,731
   State University Educational Facilities,
   Revenue Bonds,Series 1990B,
   7.5%, 5-15-2011 .......................     2,000      2,505,000
   Department of Health of the State of
   New York, Revenue Bonds, Series 1996,
   5.5%, 7-1-2010 ........................     2,000      2,075,000
   Nyack Hospital, Revenue Bonds, Series 1996,
   6.25%, 7-1-2013 .......................     1,000      1,078,750


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK (Continued)
 New York State Environmental Facilities
   Corporation, State Water Pollution
   Control, Revolving Fund Revenue Bonds,
   Series 1994 A (New York City Municipal
   Water Finance Authority Project),
   (Second Resolution Bonds):
   5.75%, 6-15-2012 ......................    10,000     10,862,500
   5.75%, 6-15-2011 ......................     5,000      5,443,750
 The City of New York, General Obligation Bonds:
   Fiscal 1994 Series C:
   Auction Rate Securities (ACES),
   3.55%, 9-30-2003 ......................   $ 9,750   $  9,750,000
   Fiscal 1995 Series F-1:
   6.625%, 2-15-2025 (prerefunded) .......     6,940      7,920,275
   6.625%, 2-15-2025 .....................        60         66,450
   Fiscal 1997 Series H,
   6.125%, 8-1-2025 ......................     5,730      6,195,562
   Inverse Floaters,
   20.509%, 9-30-2003 (A) ................     3,250      5,098,437
 Housing New York Corporation, Senior
   Revenue Refunding Bonds, Series 1993,
   5.0%, 11-1-2013 .......................     6,600      6,435,000
 New York State Urban Development Corporation:
   Correctional Capital Facilities Revenue Bonds,
   1993A Refunding Series,
   5.25%, 1-1-2014 .......................     3,000      3,127,500
   Correctional Facilities Service Contract
   Revenue Bonds, Series A,
   5.0%, 1-1-2013 ........................     2,000      1,955,000


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK (Continued)
 New York City Industrial Development Agency,
   Amended and Restated Industrial Development
   Revenue Bonds (1991 Japan Airlines Company,
   Ltd. Project),
   6.0%, 11-1-2015 .......................   $ 3,300   $  3,547,500
   Total .................................              126,777,580

NORTH CAROLINA - 0.51%
 North Carolina Medical Care Commission,
   Hospital Revenue Bonds (Rex Healthcare),
   Series 1998,
   5.0%, 6-1-2017 ........................     5,000      4,887,500

NORTH DAKOTA - 0.72%
 City of Fargo, North Dakota, Health System
   Revenue Bonds (Meritcare Obligated Group),
   Series 1996A,
   5.55%, 6-1-2016 .......................     5,350      5,537,250
 State of North Dakota, North Dakota Housing
   Finance Agency, Housing Finance Program Bonds,
   Home Mortgage Finance Program, 1998 Series A,
   5.25%, 7-1-2018 .......................     1,390      1,377,837
   Total .................................                6,915,087

OHIO - 1.23%
 County of Erie, Ohio, Franciscan Services
   Corporation, Revenue Refunding Bonds,
   Series 1993 A (Providence Hospital, Inc.),
   6.0%, 1-1-2013 ........................     4,000      4,190,000
 Montgomery County, Ohio, Revenue Bonds
   (Catholic Health Initiatives), Series 1997A,
   5.125%, 12-1-2012 .....................     2,765      2,768,456
 City of Moraine, Ohio, Solid Waste
   Disposal Revenue Bonds (General Motors
   Corporation Project), Series 1994,
   6.75%, 7-1-2014 .......................     1,550      1,846,438
 City of Dayton, Ohio, Special Facilities
   Revenue Refunding Bonds, 1993 Series E
   (Emery Air Freight Corporation and
   Emery Worldwide Airlines, Inc. -
   Guarantors), (Non-AMT),
   6.05%, 10-1-2009 ......................     1,500      1,623,750


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OHIO (Continued)
 City of East Liverpool, Ohio, Hospital
   Facilities Revenue Bonds, Series 1998A
   (East Liverpool City Hospital Project),
   4.9%, 10-1-2018 .......................   $ 1,550    $ 1,488,000
   Total .................................               11,916,644

OKLAHOMA - 0.79%
 Oklahoma Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1995 Series B, Subseries B-2 (AMT),
   7.625%, 9-1-2026 ......................     5,815      6,541,875
   1996 Series A,
   7.05%, 9-1-2026 .......................     1,000      1,117,500
   Total .................................                7,659,375

OREGON - 0.43%
 State of Oregon, Housing and Community
   Services Department, Mortgage Revenue
   Bonds, Single-Family Mortgage Program:
   1992 Series B,
   6.875%, 7-1-2028 ......................     2,500      2,675,000
   1992 Series C,
   5.5%, 7-1-2013 ........................     1,455      1,507,744
   Total .................................                4,182,744

PENNSYLVANIA - 3.12%
 City of Philadelphia, Pennsylvania, Water
   and Wastewater Revenue Bonds, Series 1993,
   Inverse Rate Securities,
   6.87%, 6-15-2012 (A) ..................    11,750     12,778,125
 Delaware Valley Regional Finance Authority
   (Bucks, Chester, Delaware and Montgomery Counties, Pennsylvania), Local Government Revenue Bonds,
   1997 Series B,
   5.6%, 7-1-2017 ........................     5,000      5,375,000
 County of Allegheny, Pennsylvania, Airport
   Revenue Refunding Bonds,
   Series 1997A-1 (AMT),
   5.75%, 1-1-2012 .......................     4,000      4,300,000
 Delaware County Authority, Hospital Revenue
   Bonds, Series of 1992 (Riddle Memorial
   Hospital),
   6.5%, 1-1-2022 ........................     2,800      2,954,000


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA (Continued)
 Lancaster County Solid Waste Management
   Authority, Resource Recovery System Revenue
   Bonds, 1998 Series A (AMT),
   5.0%, 12-15-2014 ......................   $ 3,000    $ 2,910,000
 Allegheny County Hospital Development Authority,
   Health Center Revenue Bonds, Series 1998A
   (UPMC Health System),
   4.5%, 8-1-2015 ........................     2,000      1,845,000
   Total .................................               30,162,125

PUERTO RICO - 1.27%
 Puerto Rico Public Buildings Authority,
   Public Education and Health Facilities,
   Refunding Bonds, Series M,
   4.8%, 7-1-2016 ........................    12,000     12,300,000

SOUTH CAROLINA - 0.96%
 Charleston County, South Carolina, Resource
   Recovery Refunding Revenue Bonds (Foster
   Wheeler Charleston Resource Recovery, Inc.
   Project), Series 1997,
   5.15%, 1-1-2009 .......................     2,600      2,655,250
 City of Charleston, South Carolina,
   Waterworks and Sewer System Refunding
   Revenue Bonds, Series 1986,
   5.0%, 1-1-2016 ........................     2,525      2,474,500
 South Carolina State Education Assistance
   Authority, Guaranteed Student Loan
   Revenue and Refunding Bonds,
   1995 Series Subordinate Lien
   Refunding Bonds,
   6.0%, 9-1-2008 ........................     2,000      2,127,500
 Orangeburg County, South Carolina, Solid
   Waste Disposal Facilities Revenue Bonds
   (South Carolina Electric & Gas Company
   Project), Series 1994,
   5.7%, 11-1-2024 .......................     2,000      2,055,000
   Total .................................                9,312,250



                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TENNESSEE - 1.16%
 Tennessee Housing Development Agency,
   Homeownership Program Bonds, Issue T,
   7.375%, 7-1-2023 ......................   $ 4,665   $  4,927,406
 Volunteer State Student Funding Corporation,
   Educational Loan Revenue Bonds,
   Junior Subordinate Series 1993C Bonds,
   5.85%, 12-1-2008 ......................     2,700      2,750,625
 The Health and Educational Facilities Board
   of the Metropolitan Government of Nashville
   and Davidson County, Tennessee, Multi-Modal
   Interchangeable Rate, Health Facility
   Revenue Bonds (Richland Place, Inc. Project),
   Series 1993,
   5.5%, 5-1-2023 ........................     2,000      2,030,000
 Memphis-Shelby County Airport Authority,
   Special Facilities Revenue Bonds,
   Refunding Series 1997 (Federal Express
   Corporation),
   5.35%, 9-1-2012 .......................     1,500      1,535,625
   Total .................................               11,243,656

TEXAS - 5.91%
 AllianceAirport Authority, Inc.,
   Special Facilities Revenue Bonds,
   Series 1991 (American Airlines, Inc.
   Project),
   7.0%, 12-1-2011 .......................    14,100     16,602,750
 Brazos River Authority (Texas), Revenue
   Refunding Bonds (Houston Industries
   Incorporated Project):
   Series 1998B,
   5.125%, 11-1-2020 .....................     7,200      7,110,000
   Series 1998A,
   5.125%, 5-1-2019 ......................     2,800      2,765,000
 Texas Department of Housing and Community
   Affairs, Single Family Mortgage Revenue
   Bonds:
   1997 Series A (AMT) TEAMS Structure,
   5.8%, 9-1-2029 ........................     5,000      5,125,000
   1997 Series D (AMT) TEAMS Structure:
   5.65%, 3-1-2029 .......................     2,500      2,537,500
   5.7%, 9-1-2029 ........................     1,500      1,522,500


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
 Gulf Coast Waste Disposal Authority,
   Multi-Modal Interchangeable Rate Revenue
   Bonds (Champion International Corporation
   Project), Series 1992A,
   6.875%, 12-1-2028 .....................   $ 6,000    $ 6,645,000
 Lubbock Health Facilities Development
   Corporation, Hospital Revenue Bonds
   (Methodist Hospital, Lubbock, Texas
   Project), Series 1993B,
   6.75%, 12-1-2010 ......................     5,000      5,950,000
 Harris County, Texas, Toll Road Unlimited
   Tax and Subordinate Lien Revenue Refunding
   Bonds, Series 1997,
   5.125%, 8-15-2017 .....................     4,000      3,940,000
 City of Houston, Texas, Airport System
   Special Facilities Revenue Bonds
   (Continental Airlines, Inc. Terminal
   Improvement Projects), Series 1997B,
   6.125%, 7-15-2017 .....................     2,850      2,978,250
 Midland County Hospital District, Hospital
   Revenue Refunding Bonds, Series 1997,
   5.375%, 6-1-2016 ......................     2,000      2,027,500
   Total .................................               57,203,500

UTAH - 0.77%
 Intermountain Power Agency, Power Supply
   Revenue Refunding Bonds, 1993 Series A:
   Inverse Floating Rate Securities (INFLOS),
   7.316%, 7-1-2021 (A) ..................     3,200      3,304,000
   Periodic Auction Reset Securities (PARS),
   3.78%, 7-1-2021 .......................     3,200      3,200,000
 Granger-Hunter Improvement District, Salt
   Lake County, Utah, Water and Sewer Revenue
   and Refunding Bonds, Series 1998,
   5.0%, 3-1-2018 ........................     1,000        976,250
   Total .................................                7,480,250

VIRGINIA - 0.21%
 City of Chesapeake, Virginia, Water
   and Sewer System Revenue Refunding
   Bonds, Series of 1994,
   5.1%, 5-1-2014 ........................     2,000      1,992,500


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WASHINGTON - 10.28%
 Washington Public Power Supply System:
   Nuclear Project No. 3, Refunding Revenue Bonds:
   Series 1989B,
   7.125%, 7-1-2016 ......................   $20,750   $ 25,289,062
   Series 1997A,
   5.25%, 7-1-2014 .......................     6,220      6,282,200
   Nuclear Project No. 2 Refunding Revenue
   Bonds, Series 1994A:
   Linked Auction Rate Securities (ACES),
   5.4%, 7-1-2012 ........................    14,000     14,262,500
   Inverse Floating Rate Securities,
   7.22%, 7-1-2011 (A) ...................     7,500      8,662,500
   Linked Inverse Floating Rate Securities,
   5.4%, 7-1-2012 ........................     5,000      5,181,250
   Nuclear Project No. 1, Refunding Revenue Bonds:
   Series 1997B:
   5.125%, 7-1-2013 ......................    10,000      9,937,500
   5.125%, 7-1-2015 ......................     5,000      4,962,500
   Series 1989B,
   7.125%, 7-1-2016 ......................     8,200      9,993,750
   Series 1998A,
   5.0%, 7-1-2013 ........................     2,000      1,962,500
 State of Washington, Various Purpose General
   Obligation Bonds, Series 1990A,
   6.75%, 2-1-2015 .......................     4,995      6,006,487
 Public Utility District No. 1 of Douglas
   County, Washington, Wells Hydroelectric
   Revenue Bonds, Series of 1965,
   3.7%, 9-1-2018 ........................     4,200      3,858,750
 Public Utility District No. 1 of Chelan
   County, Washington, Chelan Hydro
   Consolidated System Revenue Bonds,
   Refunding Series 1996A,
   6.4%, 7-1-2017 ........................     2,700      3,010,500
   Total .................................               99,409,499

WEST VIRGINIA - 0.39%
 Braxton County, West Virginia, Solid Waste
   Disposal Revenue Bonds (Weyerhaeuser Company
   Project), Series 1995A,
   6.5%, 4-1-2025 ........................     3,500      3,810,625

TOTAL MUNICIPAL BONDS - 99.45%                         $961,975,481
 (Cost: $893,988,870)


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1998

                                                              Value

TOTAL SHORT-TERM SECURITIES - 1.05%                    $ 10,161,075
 (Cost: $10,161,075)

TOTAL INVESTMENT SECURITIES - 100.50%                  $972,136,556
 (Cost: $904,149,945)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.50%)     (4,789,344)

NET ASSETS - 100.00%                                   $967,347,212


Notes to Schedule of Investments
(A) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1998.

(B) The interest rate is subject to change periodically and based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1998.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED MUNICIPAL BOND FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998

Assets
 Investment securities--at value
   (Notes 1 and 3) ...............................   $972,136,556
 Cash  ...........................................         15,920
 Receivables:
   Interest ......................................     14,426,036
   Investment securities sold ....................      5,660,000
   Fund shares sold ..............................        684,673
 Prepaid insurance premium  ......................         26,643
                                                   --------------
    Total assets  ................................    992,949,828
                                                   --------------
Liabilities
 Payable for investment securities purchased  ....     21,307,667
 Payable to Fund shareholders  ...................      3,894,755
 Accrued service fee (Note 2)  ...................        180,966
 Accrued transfer agency and dividend
   disbursing (Note 2) ...........................         51,696
 Accrued management fee (Note 2)  ................         11,209
 Accrued accounting services fee (Note 2)  .......          7,083
 Other  ..........................................        149,240
                                                   --------------
    Total liabilities  ...........................     25,602,616
                                                   --------------
      Total net assets ...........................   $967,347,212
                                                   ==============
Net Assets
 $1.00 par value capital stock, authorized --
   600,000,000; shares outstanding - 129,564,842
   Capital stock .................................   $129,564,842
   Additional paid-in capital ....................    765,675,070
 Accumulated undistributed income:
   Accumulated undistributed net investment
    income  ......................................        953,291
   Accumulated undistributed net realized gain on
    investment transactions  .....................      3,167,398
   Net unrealized appreciation in value of
    investments  .................................     67,986,611
                                                     ------------
    Net assets applicable to outstanding units
      of capital .................................   $967,347,212
                                                     ============
Net asset value per share (net assets divided by
 shares outstanding)  ............................          $7.47
                                                            =====


                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.

STATEMENT OF OPERATIONS
For the Six Months Ended MARCH 31, 1998

Investment Income
 Interest and amortization (Note 1B)  ..............  $27,879,516
                                                      -----------
 Expenses (Note 2):
   Investment management fee .......................    2,107,281
   Service fee .....................................      743,236
   Transfer agency and dividend disbursing .........      338,111
   Accounting services fee .........................       43,750
   Custodian fees ..................................       21,945
   Audit fees ......................................       12,200
   Legal fees ......................................        6,013
   Other ...........................................       99,854
                                                      -----------
    Total expenses  ................................    3,372,390
                                                      -----------
      Net investment income ........................   24,507,126
                                                      -----------
Realized and Unrealized Gain on
 Investments (Notes 1 and 3)
 Realized net gain on securities  ..................   12,112,315
 Realized net loss on put options purchased  .......   (2,109,380)
 Realized net gain on futures contracts closed  ....      212,812
                                                      -----------
   Net realized gain on investments ................   10,215,747
 Net unrealized appreciation in value of
   investments during the period ...................    2,423,415
                                                      -----------
    Net gain on investments  .......................   12,639,162
                                                      -----------
      Net increase in net assets resulting
       from operations  ............................  $37,146,288
                                                      ===========


                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                           For the         For the
                                          six months     fiscal year
                                             ended           ended
                                          March 31,      September 30,
                                             1998             1997
                                        ------------    --------------
Decrease in Net Assets
 Operations:
   Net investment income..............  $ 24,507,126      $ 50,227,403
   Realized net gain on
    investments  .....................    10,215,747         9,662,170
   Unrealized appreciation ...........     2,423,415        31,319,181
                                        ------------     -------------
    Net increase in net assets
      resulting from operations ......    37,146,288        91,208,754
                                        ------------     -------------
 Distributions to shareholders (Note 1D):*
   From net investment income ........   (24,824,830)      (49,761,391)
   From realized gains on securities
    transactions  ....................   (12,104,004)      (20,844,583)
                                        ------------     -------------
                                         (36,928,834)      (70,605,974)
                                        ------------     -------------
 Capital share transactions:
   Proceeds from sale of shares
    (25,651,694 and 69,698,111
    shares, respectively)  ...........   192,572,242       511,770,397
   Proceeds from reinvestment of
    dividends and/or capital gains
    distribution (4,198,603 and
    8,113,114 shares, respectively)  .    30,880,637        58,977,509
   Payments for shares redeemed
    (33,345,892 and 80,867,185
    shares, respectively)  ...........  (250,199,737)     (594,412,732)
                                        ------------     -------------
    Net decrease in net
      assets resulting from capital
      share transactions .............   (26,746,858)      (23,664,826)
                                        ------------     -------------
      Total decrease .................   (26,529,404)       (3,062,046)
Net Assets
 Beginning of period  ................   993,876,616       996,938,662
                                        ------------     -------------
 End of period, including
   undistributed net investment
   income of $953,291 and
   $1,270,995, respectively ..........  $967,347,212      $993,876,616
                                        ============     =============

                    *See "Financial Highlights" on page 28.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.

FINANCIAL HIGHLIGHTS
For a Share of Capital Stock Outstanding
Throughout Each Period:
                  For the
                      six         For the fiscal year ended
                     months              September 30,
                     ended   ------------------------------------
                    3/31/98    1997   1996    1995   1994    1993
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period  $7.47   $7.32  $7.25   $6.91  $7.83   $7.40
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income...........   0.19     .38    .39     .39    .38     .41
 Net realized and
   unrealized gain
   (loss) on
   investments......   0.09     .30    .12     .38  (0.67)    .65
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations ........   0.28     .68    .51     .77  (0.29)   1.06
                      -----   -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income...........  (0.19)  (0.37) (0.39)  (0.39) (0.38)  (0.40)
 From capital gains   (0.09)  (0.16) (0.05)  (0.00) (0.25)  (0.23)
 In excess of capital
   gains............  (0.00)  (0.00) (0.00)  (0.04) (0.00)  (0.00)
                      -----   -----  -----   -----  -----   -----
Total distributions.  (0.28)  (0.53) (0.44)  (0.43) (0.63)  (0.63)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period .....  $7.47   $7.47  $7.32   $7.25  $6.91   $7.83
                      =====   =====  =====   =====  =====   =====
Total return*.......   3.82%   9.77%  7.16%  11.51% -3.91%  15.15%
Net assets, end of
 period (000
 omitted)  .........$967,347$993,877$996,939$975,109$950,952$1,055,434
Ratio of expenses to
 average net assets    0.68%** 0.67%  0.68%   0.65%  0.64%   0.56%
Ratio of net investment
 income to average
 net assets ........   4.95%** 5.14%  5.23%   5.51%  5.17%   5.38%
Portfolio
 turnover rate .....  29.00%  47.24% 74.97%  70.67% 62.61%  94.51%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998

NOTE 1 -- Significant Accounting Policies

     United Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide income not subject to Federal income taxation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryforwards.

E.   Futures -- See Note 5 -- Futures.

F.   Options -- See Note 6 -- Options.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .03% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $19.8 billion of combined net assets at March 31, 1998) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and

$1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and
 .36% of that amount over $12 billion.  The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions (which are not an expense of the Fund) of $602,690, out of which W&R paid sales commissions of $344,813 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $21,252, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $283,988,213 while proceeds from maturities and sales aggregated $326,390,490. Purchases of options aggregated $1,550,005 while proceeds from options aggregated $1,168,755. Purchases of short-term securities aggregated $514,362,422 while proceeds from maturities and sales aggregated

$506,341,372. No U.S. Government securities were bought or sold during the period ended March 31, 1998.

     For Federal income tax purposes, cost of investments owned at March 31, 1998 was $909,551,114, resulting in net unrealized appreciation of $62,585,442, of which $64,334,224 related to appreciated securities and $1,748,782 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $10,659,950 during its fiscal year ended September 30, 1997, which has been distributed to the Fund's shareholders.

NOTE 5 -- Futures

     The Fund may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

NOTE 6 -- Options

     Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put. The Fund uses options to attempt to reduce the overall risk of its investments.

NOTE 7 -- Multiclass Operations

     On January 21, 1996, the Fund was authorized to offer investors two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class A shares represent existing shareholders; Class Y shares are offered through a separate Prospectus to certain institutional investors. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. As of March 31, 1998, the Fund had not commenced multiclass operations.

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
United Municipal Bond Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Municipal Bond Fund, Inc. (the "Fund") as of March 31, 1998, and the related statements of operations for the six-month period then ended and changes in net assets for the six-month period then ended and the year ended September 30, 1997, and the financial highlights for the six-month period then ended and for each of the years in the five-year period ended September 30, 1997. The financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers or other alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United Municipal Bond Fund, Inc. as of March 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
May 8, 1998

DIRECTORS

Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona


OFFICERS
Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Carl E. Sturgeon, Vice President

The United Group of Mutual Funds


United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.



















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1008SA(3-98)

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